Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares Class A HKD ($) shares	Ordinary shares Class A USD ($) shares	Ordinary shares Class B HKD ($) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	Total Reitar Logtech Holdings Limited shareholders’ equity HKD ($)	Total Reitar Logtech Holdings Limited shareholders’ equity USD ($)	Non- controlling interests HKD ($)	Non- controlling interests USD ($)	HKD ($)	USD ($)
Balance at Mar. 31, 2023	$ 16		$ 8		$ 8,404,870		$ 70,128,292		$ 78,533,186		$ (101,880)		$ 78,431,306
Balance (in Shares) at Mar. 31, 2023 | shares	40,000,000	40,000,000	20,000,000	20,000,000
Net income (loss)							19,759,446		19,759,446		(131,456)		19,627,990
Balance at Mar. 31, 2024	$ 16		$ 8		8,404,870		89,887,738		98,292,632		(233,336)		98,059,296
Balance (in Shares) at Mar. 31, 2024 | shares	40,000,000	40,000,000	20,000,000	20,000,000
IPO allotment	$ 1				56,884,616				56,884,617				56,884,617
IPO allotment (in Shares) | shares	2,443,750	2,443,750
Conversion of Class B to Class A	$ 1		$ (1)
Conversion of Class B to Class A (in Shares) | shares	3,190,000	3,190,000	(3,190,000)	(3,190,000)
Net income (loss)							7,869,531		7,869,531		(5,428,991)		2,440,540
Balance at Mar. 31, 2025	$ 18		$ 7		65,289,486		97,757,269		163,046,780		(5,662,327)		157,384,453
Balance (in Shares) at Mar. 31, 2025 | shares	45,633,750	45,633,750	16,810,000	16,810,000
IPO allotment
IPO allotment (in Shares) | shares
Deconsolidation of subsidiary											10,275,167		10,275,167
Acquisition of subsidiaries					65,100,000				65,100,000		151,900,000		217,000,000
Net income (loss)							(153,065,090)		(153,065,090)		5,566,259		(147,498,831)	$ (18,813,627)
Balance at Mar. 31, 2026	$ 18	$ 2	$ 7	$ 1	$ 130,389,486	$ 16,631,312	$ (55,307,821)	$ (7,054,569)	$ 75,081,690	$ 9,576,746	$ 162,079,099	$ 20,673,354	$ 237,160,789	$ 30,250,100
Balance (in Shares) at Mar. 31, 2026 | shares	45,633,750	45,633,750	16,810,000	16,810,000